Label	Element	Value
Long/Short Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Long/Short Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Long/Short Equity Index Fund seeks to track, before fees and expenses, the performance of the MVIS™ North America Long/Short Equity Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the VanEck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information—Sales Charges” section on page 22 of this prospectus, in the “Availability of Discounts” section on page 38 of the Fund’s Statement of Additional Information (“SAI”) and, with respect to purchases of shares through specific intermediaries, in Appendix B to this prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 583% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	583.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and applies fee waivers and/or expense reimbursements, if any, for the periods indicated above under “Annual Fund Operating Expenses”. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in securities that comprise the Index. The Index is constructed using a rules based process and seeks to capture the performance of a group of long/short equity hedge funds that focus on North American companies (the “Proprietary L/S Equity Universe”). MV Index Solutions GmbH (the “Index Provider”), an affiliate of the Adviser, uses a two-step process to identify the Proprietary L/S Equity Universe. First, the Index Provider identifies an initial universe of North American focused long/short equity hedge funds. Second, the Index Provider eliminates outlier hedge funds, typically eliminating more of the underperforming outlier hedge funds, from the initial universe with a patented True Alpha® (True a®) metric that scores and ranks funds based on their risk-adjusted performance over a twelve month period. The Index Provider defines outlier hedge funds as those funds with the True Alpha scores for that twelve month period that differ from the average score of the funds that comprise the initial universe to a statistically significant degree. Applying a regression analysis to the returns of the Proprietary L/S Equity Universe, the Index Provider determines the long and/or short positions in exchange traded products, including exchange traded funds and exchange traded notes (“Exchange Traded Products”), that, in the aggregate, can best explain the performance of the Proprietary L/S Equity Universe in recent prior periods and, therefore, may track the performance of the Proprietary L/S Equity Universe in future periods. The Index is reconstituted and rebalanced monthly. The Exchange Traded Products that comprise the Index may include Exchange Traded Products that invest in equity and debt securities, including emerging markets securities, as well as other asset categories including commodities. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the performance of the Index.

A significant portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments, U.S. Treasury bills, interests in short-term investment funds or shares of money market or short-term bond funds. The Fund may engage in active and frequent trading of portfolio securities. While the Fund may hold both long and short positions in any of the instruments in which it invests, it does not intend to borrow money for investment purposes. It seeks to maintain a net exposure, including cash and cash equivalents of 100% of net assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money. Also, because the Fund invests directly in Exchange Traded Products, which, in turn, invest directly in or have exposure to equity and debt securities and other asset categories, the following principal risks are those of the Fund and Exchange Traded Products, as appropriate. As a result of the Fund’s direct investment in Exchange Traded Products, the Fund is indirectly exposed to the risks of the securities held by and other investments made by the Exchange Traded Products.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Exchange Traded Products. While the risks of owning shares of an Exchange Traded Product generally reflect the risks of owning the underlying investments of the Exchange Traded Product, lack of liquidity in the Exchange Traded Product can result in its value being more volatile than its underlying portfolio investments. An Exchange Traded Product can trade at prices higher or lower than the value of its underlying assets. In addition, trading in an Exchange Traded Product may be halted by the exchange on which it trades.

Exchange Traded Products’ Underlying Investments. Through its investment in an Exchange Traded Product, the Fund is subject to the risks associated with the Exchange Traded Product’s underlying investments, including the possibility that the value of the securities or other assets held by the Exchange Traded Product could decrease. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and an Exchange Traded Product’s asset allocation. Additionally, the Fund will bear additional expenses based on its pro rata share of the Exchange Traded Product’s operating expenses. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an Exchange Traded Product.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Exchange Traded Product to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters, and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Commodities and Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a regulated investment company may limit the Fund’s use of such derivative instruments.

Common Stock. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Concentration. An Exchange Traded Product that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency, security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing an Exchange Traded Product to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Exchange Traded Product’s derivative positions at times when the Exchange Traded Product might wish to terminate or sell such positions and over the counter instruments may be illiquid and are subject to counterparty risk.

Emerging Markets. Investments in the securities of emerging markets typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency. Investments in global markets or securities that are denominated in foreign currencies give rise to foreign currency exposure. The U.S. dollar value of these investments will vary depending on changes in exchange rates and the performance of the underlying assets.

Foreign Securities. Investments in securities of foreign issuers are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investment Style. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic conditions.

Large-Capitalization Companies. Securities of large-capitalization companies could fall out of favor with the market and underperform securities of small- or medium-capitalization companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

Investment Restrictions. The Investment Company Act of 1940, as amended (the “1940 Act”), places limits on the percentage of the total outstanding stock of another investment company that may be owned by the Fund; however, exemptive relief from the Securities and Exchange Commission (the “SEC”) permits the Fund to invest in other unaffiliated investment companies in excess of this limitation if certain conditions are met (the “Exemptive Relief”). The Fund is subject to the conditions set forth in the Exemptive Relief and certain additional provisions of the 1940 Act that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one investment company. Compliance with such investment restrictions may result in increased tracking error for the Fund. The Fund and its affiliates may not actively acquire “control” of an investment company, which is presumed once ownership of an investment company’s outstanding voting securities exceeds 25%. Also, to comply with provisions of the 1940 Act and the Exemptive Relief, the Adviser may be required to vote shares of an investment company in the same general proportion as shares held by other shareholders of the investment company.

Market. Market risk refers to the risk that the market prices of securities that the Fund or an Exchange Traded Product holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities. The Exchange Traded Products, including exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), may trade at a premium or discount to their net asset values.

Operational. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

Portfolio Turnover. The Fund may engage in active and frequent trading of portfolio securities and thus may experience a high portfolio turnover rate. This may result in significant taxable capital gains as a result of the frequent trading of the Fund’s portfolio securities and the Fund will incur transaction costs in connection with buying and selling the securities, which may lower the Fund’s return.

Regulatory. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, in 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules that affect the ability of certain investment advisers to registered investment companies and other entities to rely on previously available exclusions or exemptions from registration under the Commodity Exchange Act of 1936, as amended (“CEA”) and regulations thereunder. Specifically, these amendments, which became effective on January 1, 2013, require an investment adviser of a registered investment company to register with the CFTC as a “commodity pool operator” (“CPO”) if the investment company either markets itself as a vehicle for trading commodity interests or conducts more than a de minimis amount of speculative trading in commodity interests. The staff of the CFTC issued temporary no-action relief (the “No-Action Relief”) from CPO registration to operators of funds-of-funds that cannot reasonably know whether indirect exposure to commodity interests would prevent them from qualifying for an exemption from registration as a CPO. In reliance on the No-Action Relief, the Adviser has claimed a temporary exemption from registration as a CPO. To the extent the Fund and the Adviser are required to comply with applicable CFTC disclosure, reporting and recordkeeping regulations, compliance with such regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return.

Short Sales. If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Tracking Error. Unlike a traditional index that is comprised of securities representing a particular segment of the market, such as the S&P 500 Composite Stock Price Index, the Index is comprised of long and/or short positions in Exchange-Traded Products that are selected and weighted monthly based upon the application of a regression analysis to the returns of the Proprietary L/S Equity Universe in recent prior periods. The performance of the Index may not match the performance of the Proprietary L/S Equity Universe prospectively due to the timing of the application of the regression analysis and changes that may subsequently occur in the management of the underlying hedge funds that comprise the Proprietary L/S Equity Universe. In addition, the Fund’s performance may not match the performance of the Index due to, among other factors, the Fund incurring operating expenses and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions. In addition, the Fund may not be able to invest in certain securities included in its Index, or invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). Accordingly, the performance of the Fund may vary from the performance of the Proprietary L/S Equity Universe and the performance of the Index.

U.S. Government Obligations. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the MVISTM North America Long/Short Equity Index is an index which seeks to capture the performance of a group of long/short equity hedge funds that focus on North American companies. The MSCI All Country World Index (ACWI) represents large- and mid-cap companies across 23 developed and 23 emerging market countries. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the VanEck website at vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A: Annual Total Returns (%) as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	+3.01%	4Q ’15
Worst Quarter:	-5.92%	3Q ’15

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.92%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These returns are shown for one class of shares only; after tax-returns for the other classes may vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/16
Long/Short Equity Index Fund | MVISTM North America Long/Short Equity Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.04%
Life of Class	rr_AverageAnnualReturnSinceInception	2.52%
Long/Short Equity Index Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.49%
Life of Class	rr_AverageAnnualReturnSinceInception	5.06%
Long/Short Equity Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends and Interest Payments on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.19%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	3.03%
Other Expenses	rr_OtherExpensesOverAssets	3.22%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.21%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.98%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.23%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the VanEck Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,366
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,533
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	693
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,366
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,533
Annual Return 2014	rr_AnnualReturn2014	2.00%
Annual Return 2015	rr_AnnualReturn2015	(3.08%)
Annual Return 2016	rr_AnnualReturn2016	2.60%
1 Year	rr_AverageAnnualReturnYear01	(3.25%)
Life of Class	rr_AverageAnnualReturnSinceInception	(0.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Long/Short Equity Index Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.43%)	[3]
Life of Class	rr_AverageAnnualReturnSinceInception	(1.33%)	[3]
Long/Short Equity Index Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.77%)
Life of Class	rr_AverageAnnualReturnSinceInception	(0.78%)
Long/Short Equity Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends and Interest Payments on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.19%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.93%
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	919
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,104
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	494
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	919
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,104
1 Year	rr_AverageAnnualReturnYear01	2.93%
Life of Class	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Long/Short Equity Index Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends and Interest Payments on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.19%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	3.18%
Other Expenses	rr_OtherExpensesOverAssets	3.37%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,841
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	963
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,841
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,105
1 Year	rr_AverageAnnualReturnYear01	2.82%
Life of Class	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013

[1]	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class A, 0.65% for Class I, and 0.70% for Class Y of the Fund's average daily net assets per year until May 1, 2018. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[3]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after tax-returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.